05004415

PCX equities

Cert PAC

1-32361

RECD S.E.C.
MAR 0 7 2005
081

VIA FACSIMILE AND U.S. MAIL
March 7, 2005

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Metropolitan Health Networks, Inc.
Original Listing of Common Stock, $.0001 par value

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. ("PCXE") has received (on December 8, 2004) an application from the above-referenced issuer and approved the above-referenced security for listing on the Pacific Exchange, Inc. ("Exchange"). The Exchange requests acceleration of registration of the security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

PROCESSED
MAR 0 8 2005
THOMSON FINANCIAL

Enclosure

cc: Mr. Roberto Palenzuela, General Counsel, Metropolitan Health Networks, Inc., 250 South Australian Avenue, Suite 400, West Palm Beach, Florida 33401. (w/o enclosure)

100 South Wacker Drive
Suite 1500
Chicago, IL 60606
Phone: (312) 442-7788
Fax: (312) 442-7778